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VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:          First Eagle Variable Funds (the Trust)

PRE14A Filing- Proxy Statement

Ladies and Gentlemen:

On behalf of First Eagle Variable Funds, we herewith transmit for your review the enclosed Proxy Statement as a PRE14A filing pursuant to Section 14(a) of the Securities Exchange Act of 1934.

This Proxy Statement is being filed for the purpose of obtaining approval by Trust shareholders 1) of the new advisory agreement with FEIM and 2) of the election of Lisa Anderson to serve as Trustee on the Board of Trustees of the Trust.  The shareholder meeting is necessary as a result of a change in ownership of the FEIM parent company and resulting “assignment” of the previous advisory agreement under Section 15(a) of the Investment Company Act of 1940.

If you have any questions or comments concerning the Proxy Statement, please call me at (212) 848-7485 or Nathan J. Greene at (212) 848-4668.

Very truly yours,

/s/ Yizhou Xu
Yizhou Xu

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